Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Cost:
Balance at beginning	$ 27,268	$ 25,543
Additions	4,841	2,410
Deductions	(98)	(685)
Balance at ending	32,011	27,268
Cost [Member] | Computer equipment [Member]
Cost:
Balance at beginning	19,580	18,198
Additions	1,901	2,063
Deductions	(92)	(681)
Balance at ending	21,389	19,580
Cost [Member] | Office furniture and equipment [Member]
Cost:
Balance at beginning	2,329	2,178
Additions	274	155
Deductions	(6)	(4)
Balance at ending	2,597	2,329
Cost [Member] | Leasehold improvements [Member]
Cost:
Balance at beginning	5,359	5,167
Additions	2,666	192
Deductions
Balance at ending	8,025	5,359
Accumulated depreciation [Member]
Cost:
Balance at beginning	(22,261)	(19,982)
Depreciation	(2,487)	(2,961)
Deductions	98	682
Balance at ending	(24,650)	(22,261)
Depreciated balance	7,361	5,007
Accumulated depreciation [Member] | Computer equipment [Member]
Cost:
Balance at beginning	(17,469)	(15,959)
Depreciation	(1,483)	(2,191)
Deductions	92	681
Balance at ending	(18,860)	(17,469)
Depreciated balance	2,529	2,111
Accumulated depreciation [Member] | Office furniture and equipment [Member]
Cost:
Balance at beginning	(1,013)	(793)
Depreciation	(223)	(221)
Deductions	6	1
Balance at ending	(1,230)	(1,013)
Depreciated balance	1,367	1,316
Accumulated depreciation [Member] | Leasehold improvements [Member]
Cost:
Balance at beginning	(3,779)	(3,230)
Depreciation	(781)	(549)
Deductions
Balance at ending	(4,560)	(3,779)
Depreciated balance	$ 3,465	$ 1,580